Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue by Product Line

The following table presents our revenue by product line:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Packaging rolled products	2,245	2,146	2,003
Automotive rolled products	636	483	319
Specialty and other thin-rolled products	169	176	160
Aerospace rolled products	773	760	795
Transportation, Industry and other rolled products	566	541	484
Automotive extruded products	714	614	537
Other extruded products	573	504	456
Other	10	13	(11)

Total Revenue	5,686	5,237	4,743

Disclosure of geographical areas

The following table presents our revenue by destination of shipment:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
France	554	557	493
Germany	1,339	1,217	1,042
United Kingdom	175	188	203
Switzerland	77	123	86
Other Europe	1,038	940	798
United States	1,897	1,691	1,511
Canada	107	78	68
Asia and Other Pacific	300	270	292
All Other	199	173	250

Total Revenue	5,686	5,237	4,743